Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (65,973)	$ (105,691)
Other comprehensive loss:
Foreign currency translation adjustment	(18,324)	(285)
Comprehensive loss	$ (84,297)	$ (105,976)